Share-based Awards (Tables)	3 Months Ended
Mar. 31, 2016
Summary of Stock Option Activity
The following table summarizes option activity for the three months ended March 31, 2016:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2015	1,626,582	$34.87	$11.94

Granted	161,791	$71.95	$20.78
Exercised	(48,840)	$23.19	$9.27
Forfeited	(6,835)	$22.51	$9.61

Outstanding at March 31, 2016	1,732,698	$38.71	$12.85	4.86

Exercisable at March 31, 2016	795,005	$27.80	$10.23	3.55

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the three months ended March 31, 2016:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2015	968,853	$42.14	$13.69

Granted	161,791	$71.95	$20.78
Vested	(187,409)	$39.36	$13.02
Forfeited	(5,542)	$21.89	$9.47

Non vested outstanding at March 31, 2016	937,693	$47.96	$15.07

Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	March 31,	March 31,
	2016	2015

Weighted average fair value	$20.78	$19.78

Assumptions:
Expected volatility	30%	30%
Dividend yield	0%	0%
Risk-free interest rate	1.39%	1.41%
Expected life	5 years	5 years

RSU and PSU Activity
The following table summarizes RSU and PSU activity for the three months ended March 31, 2016:

	PSU Outstanding Number of Shares	PSU Weighted Average Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Fair Value	RSU Weighted Average Remaining Contractual Life

Outstanding at December 31, 2015	901,773	$72.55	2.49	1,067,613	$48.30	1.48

Granted	233,634	$71.95		70,087	$71.95
Shares vested	-	-		(57,328)	$25.30
Forfeited	(436)	$31.49		(32,947)	$47.08

Outstanding at March 31, 2016	1,134,971	$53.16	1.37	1,047,425	$51.18	1.41

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the three months ended March 31, 2016 has been allocated as follows:

	Three Months Ended
	March 31,	March 31,
	2016	2015
	(in thousands)
Direct costs	$5,285	$3,330
Selling, general and administrative	4,306	2,713

	$9,591	$6,043